Other payables and accruals - Schedule of Other payables and accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of analysis of single amount of discontinued operations [line items]
Other payables and accruals	¥ 179,051	$ 24,530	¥ 293,003
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Contract liabilities	32,509		101,053
Employee benefit payable	32,074		44,589
Accrued expenses	88,311		114,606
Other taxes payable	11,022		5,771
Revenue-based financing	2,604		21,628
Others	15,451		5,356
Other payables and accruals	181,971		¥ 293,003
Included in assets classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Other payables and accruals	¥ 2,920